Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities
Net income/(loss)	$ (16,295)		$ 142,630		$ 61,603
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision for loan losses	78,000		44,000		270,000
Provision/(benefit) for deferred income tax	(70,266)		36,035		233,513
Depreciation and amortization of premises and equipment	35,028		34,624		31,121
Amortization of intangible assets	3,910		4,380		5,526
Net other amortization and accretion	79,034		50,317		45,853
Net (increase)/decrease in derivatives	(8,847)		5,145		1,007
Market value adjustment on mortgage servicing rights	5,075		41,260		31,146
Repurchase and foreclosure provision	299,256		159,590		189,830
Fair value adjustment to foreclosed real estate	9,422		18,358		18,097
Goodwill impairment	0		10,100		3,348
Litigation and regulatory matters	33,313		41,279		2,398
(Gain)/losses on divestitures	(485)		(10,143)	[1]	0
Stock-based compensation expense	16,201		14,173		11,987
Tax benefit reversals stock-based compensation plans	4,140		5,771		5,577
Equity securities (gains)/losses, net	(365)		(35,392)		(10,548)
Debt securities gains, net	(328)		(772)		(374)
Gains on extinguishment of debt	0		(5,761)		(17,060)
Net (gain)/losses on sale/disposal of fixed assets	(2,540)		1,581		3,015
Net (increase)/decrease in:
Trading securities	(283,239)		(226,361)		(85,408)
Loans held-for-sale	11,960		(38,608)		77,212
Capital markets receivables	(138,906)		(18,896)		188,313
Interest receivable	6,007		5,449		8,576
Mortgage servicing rights - bulk sales	0		0		24,558
Other assets	188,423		(19,964)		1,258
Net increase/(decrease) in:
Capital markets payables	131,742		99,202		(227,469)
Interest payable	(2,386)		(7,945)		(6,741)
Other liabilities	(223,446)		(291,444)		(166,797)
Trading liabilities	217,144		(14,635)		68,533
Total adjustments	387,847		(98,657)		706,471
Net cash provided/(used) by operating activities	371,552		43,973		768,074
Available-for-sale securities:
Sales	47,536		495,095		528,767
Maturities	1,085,524		810,833		1,064,905
Purchases	(1,157,906)		(1,276,125)		(1,954,858)
Premises and equipment:
Sales	7,354		0		0
Purchases	(21,862)		(35,408)		(42,631)
Net (increase)/decrease in:
Loans	(489,308)		75,350		993,700
Interests retained from securitizations classified as trading securities	8,736		7,894		10,783
Interest-bearing cash	99,483		64,883		21,561
Cash receipts related to divestitures	5,278		24,467		0
Net cash provided/(used) by investing activities	(415,165)		166,989		622,227
Common stock:
Stock options exercised	144		0		93
Cash dividends paid	(10,066)		(7,944)		0
Repurchase of shares	(133,757)	[2]	(45,111)	[2]	(1,345)
Issuance of common shares	0		0		263,103
Repurchase of common stock warrant-CPP	0		(79,700)		0
Tax benefit reversals stock-based compensation plans	(4,140)		(5,771)		(5,577)
Repayment of preferred equity - CPP	0		0		(866,540)
Cash dividends paid - preferred stock - CPP	0		0		(47,780)
Cash dividends paid-preferred stock-noncontrolling interest	(11,406)		(11,375)		(11,406)
Term borrowings:
Issuance	2,699		15,301		496,345
Payments/maturities	(234,209)		(695,936)		(288,260)
Increases in restricted term borrowings	7,595		10,318		8,537
Net cash paid for extinguishment of debt	0		(100,000)		(87,840)
Net increase/(decrease) in:
Deposits	416,700		1,004,778		341,016
Short-term borrowings	288,060		(236,041)		(1,340,468)
Net cash provided/(used) by financing activities	321,620		(151,481)		(1,540,122)
Net increase/(decrease) in cash and cash equivalents	278,007		59,481		(149,821)
Cash and cash equivalents at beginning of period	828,255		768,774		918,595
Cash and cash equivalents at end of period	1,106,262		828,255		768,774
Supplemental Disclosures
Total interest paid	111,033		138,925		155,943
Total taxes paid	33,112		16,399		2,100
Total taxes refunded	169,396		81,235		77,736
Transfer from loans to other real estate owned	$ 33,558		$ 63,932		$ 180,506

[1]	Net of tax, gains on divestitures are $9.9 million for 2011.
[2]	2012 and 2011 include $131.0 million and $44.0 million respectively, repurchased under the share repurchase program launched in fourth quarter 2011.